SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	$ 714,578	$ (14,442)	$ 335,102
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	622,725	38,500	104,441
Employee Option Plan [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	75,186	12,375
Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments			215,383
Kentgrove Capital Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	16,667	16,667	15,278
Reversal of Forfeited Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments		$ (81,984)